RESTRICTIONS ON CASH AND DUE FROM BANKS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
Average reserve balances maintained	$ 0	$ 9,200	$ 26,600
Reserve balances held at unrelated financial institutions		$ 740	$ 10